INVESTMENTS, DEBT AND DERIVATIVES - Investments and derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
FINANCIAL ASSETS
Financial assets at fair value through other comprehensive income	$ 38	$ 38
Financial assets at amortised cost	542	595
Total investments and derivatives	580	633
Non-current	84	144
Current	496	489
Other equity investments
FINANCIAL ASSETS
Financial assets at fair value through other comprehensive income	38	38
Security deposits and cash collateral
FINANCIAL ASSETS
Financial assets at amortised cost	139	159
Bank deposits
FINANCIAL ASSETS
Financial assets at amortised cost	3	2
Deferred consideration from sale of subsidiary
FINANCIAL ASSETS
Financial assets at amortised cost	138	250
Other investments
FINANCIAL ASSETS
Financial assets at amortised cost	$ 262	$ 184